Financial liabilities - Narrative (Details) € in Millions, $ in Millions	May 20, 2024 EUR (€)	Mar. 14, 2024 EUR (€)	Jan. 22, 2024 EUR (€)	May 23, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 14, 2024 USD ($)	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of financial liabilities [line items]
Other financial liabilities					€ 42,900.0				€ 40,187.0
Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount	€ 187.6
Subordinated | Issuance By Banco Santander SA In May 2023
Disclosure of financial liabilities [line items]
Notional amount			€ 1,250.0
Interest rate			5.00%
Initial interest rate term			5 years 3 months
Adjustment to reference rate, after initial interest rate period			2.50%
Subordinated issue, term			10 years 3 months
Notional amount, placed on the market (in percentage)			99.739%
Subordinated issue, Euro Swap rate term			5 years
Subordinated | Issuance By Banco Santander SA In May 2023
Disclosure of financial liabilities [line items]
Notional amount				€ 1,500.0
Interest rate				5.75%
Initial interest rate term				5 years 3 months
Adjustment to reference rate, after initial interest rate period				2.85%
Subordinated issue, term				10 years 3 months
Subordinated issue, Euro Swap rate term				5 years
Repaid By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount	1,312.4
Issuance By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount	€ 1,500.0
Interest rate	7.00%
Initial interest rate term	6 years
Reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Issuance By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares | Mid Swap Rate Five Year Euro
Disclosure of financial liabilities [line items]
Adjustment to reference rate, after initial interest rate period	4.432%
Issuance By Banco Santander S.A. In March 2024 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount		€ 1,158.0				$ 1,250
Interest rate		6.35%				6.35%
Subordinated issue, term		10 years
Repaid By Banco Santander S.A. In February 2024 | Tier One Contingently Convertible Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount							€ 1,110.0	$ 1,200